SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Japanese statutory tax rate		30.62%	30.62%	30.62%
Entertainment expenses not deductible		1.14%	2.21%	3.82%
Unrecognized gain in connection with reorganization		0.00%	0.00%	8.80%
Non-taxable dividend income		0.00%	(0.02%)	(0.26%)
Stock based compensation expense not deductible		0.00%	0.01%	0.31%
Change in valuation allowance		0.00%	0.00%	1.77%
Effect of different statutory tax rate in Japan		1.81%	(2.59%)	1.60%
Other adjustments		(1.48%)	(4.03%)	(1.86%)
Subtotal		32.09%	26.20%	44.80%
Undistributed retained earnings tax	[1]	0.00%	0.00%	7.82%
Effective income tax rate		32.09%	26.20%	52.62%

[1]	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income tax, the Company is also subject to a special income tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s capital stock exceeds JPY100 million. URE income tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends declared, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than JPY30 million is subject to a rate of 10%, the portion between JPY30 million and JPY100 million is subject to a rate of 15%, and the portion over JPY100 million is subject to a rate of 20%.